Share-Based Payments - Summary Of Weighted Average Fair Value and Inputs Measurements Of Fair Value Equity Settled Options (Details)	6 Months Ended
Jun. 30, 2023 EUR (€) yr € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share value (EUR) | € / shares	€ 10.31
Option exercise price (EUR) | € / shares	€ 10.31
Dividend yield	0.00%
Fair value per option (EUR) | €	€ 4.55
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility (%)	37.00%
Expected life (years) | yr	5.3
Risk-free rate	3.55%
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility (%)	42.00%
Expected life (years) | yr	7.0
Risk-free rate	3.98%